UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-10067
Investment Company Act File Number
Eaton Vance Variable Trust
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
December 31
Date of Fiscal Year End
September 30, 2010
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance VT Floating-Rate Income Fund
Eaton Vance VT Large-Cap Value Fund
EX-99.CERT Section 302 Certification

Eaton Vance VT Floating-Rate Income Fund	as of September 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 93.2%(1)

Principal
Amount
(000’s omitted)	Borrower/Tranche Description	Value
Aerospace and Defense — 2.9%
	Booz Allen Hamilton, Inc.
$819	Term Loan, 6.00%, Maturing July 31, 2015	$822,011
	DAE Aviation Holdings, Inc.
491	Term Loan, 4.23%, Maturing July 31, 2014	452,680
507	Term Loan, 4.23%, Maturing July 31, 2014	467,487
	DynCorp International, LLC
425	Term Loan, 6.25%, Maturing July 5, 2016	426,007
	Evergreen International Aviation
1,559	Term Loan, 10.50%, Maturing October 31, 2011(2)	1,495,643
	Hawker Beechcraft Acquisition
132	Term Loan, Maturing March 26, 2014(3)	107,263
1,868	Term Loan, Maturing March 26, 2014(3)	1,514,543
	International Lease Finance Co.
1,000	Term Loan, 6.75%, Maturing March 17, 2015	1,017,679
	TransDigm, Inc.
2,225	Term Loan, 2.27%, Maturing June 23, 2013	2,186,062
	Wesco Aircraft Hardware Corp.
1,262	Term Loan, 2.51%, Maturing September 30, 2013	1,242,442

		$9,731,817

Air Transport — 0.7%
	Delta Air Lines, Inc.
$1,949	Term Loan, 1.98%, Maturing April 30, 2012	$1,885,837
677	Term Loan - Second Lien, 3.51%, Maturing April 30, 2014	639,155

		$2,524,992

Automotive — 4.3%
	Adesa, Inc.
$912	Term Loan, 3.01%, Maturing October 18, 2013	$890,617
	Allison Transmission, Inc.
1,380	Term Loan, 3.02%, Maturing August 7, 2014	1,298,810
	Autotrader.com, Inc.
450	Term Loan, 6.00%, Maturing June 14, 2016	451,406
	Dayco Products, LLC
481	Term Loan, 8.75%, Maturing November 12, 2012	481,875
963	Term Loan, 8.75%, Maturing November 12, 2012	963,751
338	Term Loan, 10.50%, Maturing May 13, 2014	324,311
53	Term Loan, 11.25%, Maturing November 13, 2014(2)	45,728
	Dollar Thrifty Automotive Group, Inc.
362	Term Loan, 2.76%, Maturing June 15, 2014	358,488
	Federal-Mogul Corp.
659	Term Loan, 2.20%, Maturing December 29, 2014	579,001
2,483	Term Loan, 2.20%, Maturing December 28, 2015	2,181,986
	Ford Motor Co.
1,926	Term Loan, 3.03%, Maturing December 16, 2013	1,891,449
	Goodyear Tire & Rubber Co.
3,025	Term Loan - Second Lien, 2.24%, Maturing April 30, 2014	2,841,987
	Keystone Automotive Operations, Inc.
939	Term Loan, 3.86%, Maturing January 12, 2012	781,417
	LKQ Corp. U.S.
613	Term Loan, 2.51%, Maturing October 12, 2013	606,578

Principal
Amount
(000’s omitted)	Borrower/Tranche Description	Value
	Tenneco Automotive, Inc.
$525	Term Loan, 5.26%, Maturing March 17, 2014	$525,328
	TriMas Corp.
381	Term Loan, 6.00%, Maturing August 2, 2011	375,955

		$14,598,687

Beverage and Tobacco — 0.4%
	Constellation Brands, Inc.
$354	Term Loan, 1.81%, Maturing June 5, 2013	$349,875
175	Term Loan, 3.06%, Maturing June 5, 2015	175,701
	Van Houtte, Inc.
113	Term Loan, 2.79%, Maturing July 19, 2014	111,764
825	Term Loan, 2.79%, Maturing July 19, 2014	819,602

		$1,456,942

Building and Development — 1.5%
	Building Materials Corp. of America
$1,056	Term Loan, 3.06%, Maturing February 24, 2014	$1,043,848
	Contech Construction Products
735	Term Loan, 4.25%, Maturing January 31, 2013	634,570
	NCI Building Systems, Inc.
87	Term Loan, 8.00%, Maturing April 18, 2014	83,887
	Re/Max International, Inc.
2,214	Term Loan, 5.50%, Maturing March 11, 2016	2,213,875
	South Edge, LLC
1,750	Term Loan, 0.00%, Maturing October 31, 2009(4)	831,250
	Standard Pacific Corp.
450	Term Loan, 2.12%, Maturing May 5, 2013	400,500

		$5,207,930

Business Equipment and Services — 8.4%
	Activant Solutions, Inc.
$880	Term Loan, 2.56%, Maturing May 2, 2013	$843,855
	Allied Barton Security Service
874	Term Loan, 7.75%, Maturing February 18, 2015	878,305
	Dealer Computer Services, Inc.
1,000	Term Loan, Maturing April 21, 2017(3)	999,107
	Education Management, LLC
995	Term Loan, 2.06%, Maturing June 3, 2013	920,642
	Information Resources, Inc.
535	Term Loan, 3.35%, Maturing May 16, 2014	513,154
	Intergraph Corp.
1,000	Term Loan - Second Lien, 10.25%, Maturing November 29, 2014	1,001,563
	Language Line, Inc.
1,990	Term Loan, 5.50%, Maturing November 4, 2015	1,958,882
	NE Customer Service
1,931	Term Loan, 6.00%, Maturing March 5, 2016	1,924,891
	Protection One Alarm Monitor, Inc.
798	Term Loan, 6.00%, Maturing May 16, 2016	794,010
	Sabre, Inc.
2,598	Term Loan, 2.34%, Maturing September 30, 2014	2,407,605
	Safenet, Inc.
726	Term Loan, 2.76%, Maturing April 12, 2014	692,065
	Serena Software, Inc.
1,648	Term Loan, 2.29%, Maturing March 10, 2013	1,573,892
	Sitel (Client Logic)
1,132	Term Loan, 6.03%, Maturing January 30, 2014	1,031,769
	SunGard Data Systems, Inc.
398	Term Loan, 2.01%, Maturing February 28, 2014	385,198
662	Term Loan, 6.75%, Maturing February 28, 2014	665,044
3,062	Term Loan, 4.04%, Maturing February 26, 2016	3,010,920

Principal
Amount
(000’s omitted)	Borrower/Tranche Description	Value
	Trans Union, LLC
$1,870	Term Loan, 6.75%, Maturing June 15, 2017	$1,896,615
	Transaction Network Service, Inc.
954	Term Loan, 6.00%, Maturing November 18, 2015	957,821
	Travelport, LLC
2,381	Term Loan, 2.76%, Maturing August 23, 2013	2,297,907
	URS Corp.
279	Term Loan, 2.58%, Maturing May 15, 2013	278,197
	West Corp.
1,485	Term Loan, 2.63%, Maturing October 24, 2013	1,466,352
1,847	Term Loan, 4.13%, Maturing July 15, 2016	1,825,517

		$28,323,311

Cable and Satellite Television — 4.4%
	Atlantic Broadband Finance, LLC
$13	Term Loan, 2.54%, Maturing September 1, 2011	$12,698
344	Term Loan, 6.75%, Maturing May 31, 2013	345,898
	Bresnan Broadband Holdings, LLC
1,854	Term Loan, 2.26%, Maturing March 29, 2014	1,844,612
	Cequel Communications, LLC
2,524	Term Loan, 2.26%, Maturing November 5, 2013	2,458,747
	Charter Communications Operating, Inc.
3,481	Term Loan, 2.26%, Maturing March 6, 2014	3,403,872
	Insight Midwest Holdings, LLC
2,126	Term Loan, 2.10%, Maturing April 7, 2014	2,045,873
	MCC Iowa, LLC
1,944	Term Loan, 2.01%, Maturing January 31, 2015	1,854,526
	UPC Broadband Holding B.V.
3,100	Term Loan, 4.25%, Maturing December 30, 2016	3,026,980

		$14,993,206

Chemicals and Plastics — 5.3%
	Arizona Chemical, Inc.
$833	Term Loan, 2.30%, Maturing February 28, 2013	$826,931
	Brenntag Holding GmbH and Co. KG
2,477	Term Loan, 4.02%, Maturing January 20, 2014	2,486,343
266	Term Loan, 4.03%, Maturing January 20, 2014	267,454
1,000	Term Loan - Second Lien, 6.47%, Maturing July 17, 2015	1,000,625
	Cognis GmbH
975	Term Loan, 2.29%, Maturing September 16, 2013	963,422
	Hexion Specialty Chemicals, Inc.
496	Term Loan, 2.25%, Maturing May 5, 2013	452,591
484	Term Loan, 4.06%, Maturing May 5, 2015	456,020
802	Term Loan, 4.19%, Maturing May 5, 2015	764,819
	Huish Detergents, Inc.
581	Term Loan, 2.01%, Maturing April 26, 2014	556,917
1,000	Term Loan - Second Lien, 4.51%, Maturing October 26, 2014	968,333
	Huntsman International, LLC
1,646	Term Loan, 1.92%, Maturing April 21, 2014	1,577,228
	INEOS Group
1,294	Term Loan, 7.50%, Maturing December 16, 2013	1,298,167
1,294	Term Loan, 8.00%, Maturing December 16, 2014	1,298,167
	ISP Chemco, Inc.
1,316	Term Loan, 1.81%, Maturing June 4, 2014	1,269,308
	Lyondell Chemical Co.
1,147	Term Loan, 5.50%, Maturing April 8, 2016	1,158,277
	Millenium Inorganic Chemicals
773	Term Loan, 2.54%, Maturing May 15, 2014	734,023

Principal
Amount
(000’s omitted)	Borrower/Tranche Description	Value
	Nalco Co.
$1,316	Term Loan, 6.50%, Maturing May 13, 2016	$1,316,074
	Styron S.A.R.L.
716	Term Loan, 7.50%, Maturing June 17, 2016	727,124

		$18,121,823

Conglomerates — 1.7%
	Doncasters (Dunde HoldCo 4 Ltd.)
$622	Term Loan, 4.26%, Maturing July 13, 2015	$537,613
622	Term Loan, 4.76%, Maturing July 13, 2015	537,613
	Gentek Holding, LLC
475	Term Loan, 7.00%, Maturing October 29, 2014	476,117
	Manitowoc Company, Inc. (The)
2,549	Term Loan, 8.00%, Maturing November 6, 2014	2,558,727
	RBS Global, Inc.
1,655	Term Loan, 2.56%, Maturing July 19, 2013	1,582,966
	US Investigations Services, Inc.
239	Term Loan, 3.29%, Maturing February 21, 2015	219,894

		$5,912,930

Containers and Glass Products — 4.5%
	Berry Plastics Corp.
$1,832	Term Loan, 2.38%, Maturing April 3, 2015	$1,678,992
	Consolidated Container Co.
683	Term Loan, 2.50%, Maturing March 28, 2014	646,203
	Graham Packaging Holdings Co.
2,209	Term Loan, 6.75%, Maturing April 5, 2014	2,228,025
	Graphic Packaging International, Inc.
2,612	Term Loan, 2.52%, Maturing May 16, 2014	2,546,231
	JSG Acquisitions
126	Term Loan, 4.16%, Maturing December 31, 2014	124,098
	Kranson Industries, Inc.
265	Term Loan, 2.51%, Maturing July 31, 2013	248,145
	Reynolds Group Holdings, Inc.
1,988	Term Loan, 6.75%, Maturing May 5, 2016	2,001,164
500	Term Loan, Maturing May 5, 2016(3)	502,395
	Smurfit Kappa Acquisitions
126	Term loan, 3.91%, Maturing December 31, 2014	124,098
	Smurfit-Stone Container Corp
4,140	Term loan, 6.75%, Maturing February 22, 2016	4,172,399
	Tegrant Holding Corp.
965	Term Loan, 3.52%, Maturing March 8, 2013	892,625

		$15,164,375

Cosmetics/Toiletries — 1.0%
	Bausch & Lomb, Inc.
$1,878	Term Loan, 3.53%, Maturing April 24, 2015	$1,807,767
	Prestige Brands, Inc.
1,407	Term Loan, 4.75%, Maturing March 24, 2016	1,414,412

		$3,222,179

Drugs — 0.8%
	Graceway Pharmaceuticals, LLC
$1,238	Term Loan, 3.01%, Maturing May 3, 2012	$875,132
	Pharmaceutical Holdings Corp.
65	Term Loan, 4.54%, Maturing January 30, 2012	63,041
	Royal Pharma Finance Trust
470	Term Loan, 2.54%, Maturing April 16, 2013	467,095

Principal
Amount
(000’s omitted)	Borrower/Tranche Description	Value
	Valeant Pharmaceuticals
$325	Term Loan, Maturing September 27, 2016(3)	$328,326
	Warner Chilcott Corp.
1,052	Term Loan, 6.00%, Maturing October 30, 2014	1,048,327

		$2,781,921

Ecological Services and Equipment — 0.2%
	Synagro Technologies, Inc.
$726	Term Loan, 2.26%, Maturing April 2, 2014	$621,090

		$621,090

Electronics/Electrical — 2.2%
	Aspect Software, Inc.
$1,473	Term Loan, 6.25%, Maturing April 19, 2016	$1,460,329
	Baldor Electric Co.
634	Term Loan, 5.25%, Maturing January 31, 2014	639,951
	Freescale Semiconductor, Inc.
1,393	Term Loan, 4.51%, Maturing December 1, 2016	1,277,019
	Infor Enterprise Solutions Holdings
741	Term Loan, 6.01%, Maturing July 28, 2015	655,771
	Sensata Technologies Finance Co.
1,488	Term Loan, 2.23%, Maturing April 26, 2013	1,435,101
	Shield Finance Co. S.A.R.L.
422	Term Loan, 7.75%, Maturing June 15, 2016	418,122
	Spectrum Brands, Inc.
1,450	Term Loan, 8.05%, Maturing June 16, 2016	1,479,906

		$7,366,199

Equipment Leasing — 0.4%
	AWAS Capital, Inc.
$1,234	Term Loan, 2.06%, Maturing March 22, 2013	$1,221,393

		$1,221,393

Farming/Agriculture — 0.4%
	CF Industries, Inc.
$1,413	Term Loan, 4.50%, Maturing April 6, 2015	$1,424,150

		$1,424,150

Financial Intermediaries — 2.8%
	E.A. Viner International Co.
$184	Term Loan, 4.79%, Maturing July 31, 2013	$176,666
	EURONET Worldwide, Inc.
850	Term Loan, 2.28%, Maturing April 4, 2014	817,062
	Fidelity National Information Services, Inc.
1,200	Term Loan, 5.25%, Maturing July 18, 2016	1,210,607
	First Data Corp.
956	Term Loan, 3.01%, Maturing September 24, 2014	843,632
	Grosvenor Capital Management
997	Term Loan, 2.31%, Maturing December 5, 2013	946,963
	Interactive Data Corp.
698	Term Loan, 6.75%, Maturing January 27, 2017	708,212
	LPL Holdings, Inc.
613	Term Loan, 2.04%, Maturing June 28, 2013	606,527
1,930	Term Loan, 4.25%, Maturing June 25, 2015	1,920,433
	Nuveen Investments, Inc.
1,440	Term Loan, 3.37%, Maturing November 13, 2014	1,298,738
	Oxford Acquisition III, Ltd.
748	Term Loan, 2.26%, Maturing May 12, 2014	680,344
	RJO Holdings Corp. (RJ O’Brien)
485	Term Loan, 5.26%, Maturing July 12, 2014(2)	317,711

		$9,526,895

Principal
Amount
(000’s omitted)	Borrower/Tranche Description	Value
Food Products — 2.5%
	Acosta, Inc.
$2,844	Term Loan, 2.51%, Maturing July 28, 2013	$2,777,663
	Dean Foods Co.
2,176	Term Loan, 1.79%, Maturing April 2, 2014	2,105,630
	Dole Food Company, Inc.
702	Term Loan, 5.06%, Maturing March 2, 2017	707,119
	Michael Foods Holdings, Inc.
349	Term Loan, 6.25%, Maturing June 29, 2016	352,398
	Pierre Foods, Inc.
525	Term Loan, Maturing September 29, 2016(3)	514,500
	Pinnacle Foods Finance, LLC
2,046	Term Loan, 2.76%, Maturing April 2, 2014	1,982,978

		$8,440,288

Food Service — 2.9%
	AFC Enterprises, Inc.
$448	Term Loan, 7.00%, Maturing May 11, 2013	$449,503
	Aramark Corp.
48	Term Loan, 2.07%, Maturing January 27, 2014	45,978
898	Term Loan, 2.16%, Maturing January 27, 2014	854,618
2,816	Term Loan, 3.54%, Maturing July 26, 2016	2,759,563
185	Term Loan, 3.60%, Maturing July 26, 2016	181,482
	Buffets, Inc.
104	Term Loan, 7.53%, Maturing April 22, 2015(2)	81,702
	CBRL Group, Inc.
144	Term Loan, 1.96%, Maturing April 29, 2013	141,919
	JRD Holdings, Inc.
2,188	Term Loan, 2.51%, Maturing July 2, 2014	2,114,989
	NPC International, Inc.
745	Term Loan, 2.14%, Maturing May 3, 2013	716,303
	OSI Restaurant Partners, LLC
159	Term Loan, 3.90%, Maturing June 14, 2013	146,334
1,608	Term Loan, 2.63%, Maturing June 14, 2014	1,477,855
	Weight Watchers International, Inc.
300	Term Loan, 1.81%, Maturing January 26, 2014	295,049
665	Term Loan, 2.56%, Maturing June 30, 2016	659,410

		$9,924,705

Food/Drug Retailers — 3.2%
	General Nutrition Centers, Inc.
$2,555	Term Loan, 2.65%, Maturing September 16, 2013	$2,478,101
	NBTY, Inc.
875	Term Loan, Maturing July 14, 2017(3)	885,156
	Pantry, Inc. (The)
565	Term Loan, 2.01%, Maturing May 15, 2014	542,876
	Rite Aid Corp.
3,992	Term Loan, 2.01%, Maturing June 4, 2014	3,558,942
	Roundy’s Supermarkets, Inc.
873	Term Loan, 3.76%, Maturing November 3, 2011	881,603
2,580	Term Loan, 7.00%, Maturing November 3, 2013	2,590,871

		$10,937,549

Forest Products — 0.9%
	Georgia-Pacific Corp.
$2,989	Term Loan, 2.29%, Maturing December 21, 2012	$2,976,231

		$2,976,231

Principal
Amount
(000’s omitted)	Borrower/Tranche Description	Value
Health Care — 10.1%
	American Medical Systems
$64	Term Loan, 2.56%, Maturing July 20, 2012	$62,463
	Aveta Holdings, LLC
573	Term Loan, 8.00%, Maturing April 14, 2015	559,086
573	Term Loan, 8.00%, Maturing April 14, 2015	559,086
	Biomet, Inc.
3,040	Term Loan, 3.28%, Maturing March 25, 2015	2,954,022
	Bright Horizons Family Solutions, Inc.
782	Term Loan, 7.50%, Maturing May 28, 2015	785,281
	Cardinal Health 409, Inc.
2,310	Term Loan, 2.51%, Maturing April 10, 2014	2,136,283
	Carestream Health, Inc.
2,500	Term Loan, 2.26%, Maturing April 30, 2013	2,424,610
	Community Health Systems, Inc.
3,453	Term Loan, 2.55%, Maturing July 25, 2014	3,279,972
	Concentra, Inc.
447	Term Loan, 2.54%, Maturing June 25, 2014	434,181
	ConMed Corp.
649	Term Loan, 1.76%, Maturing April 12, 2013	610,355
	CRC Health Corp.
743	Term Loan, 2.54%, Maturing February 6, 2013	696,716
	Fenwal, Inc.
145	Term Loan, 2.55%, Maturing February 28, 2014	126,417
845	Term Loan, 2.55%, Maturing February 28, 2014	737,485
	Hanger Orthopedic Group, Inc.
299	Term Loan, 2.26%, Maturing May 28, 2013	293,431
	HCA, Inc.
4,272	Term Loan, 3.54%, Maturing March 31, 2017	4,143,833
	Health Management Association, Inc.
4,006	Term Loan, 2.04%, Maturing February 28, 2014	3,791,754
	HealthSouth Corp.
600	Term Loan, 2.50%, Maturing March 10, 2012	576,000
2,047	Term Loan, 4.01%, Maturing September 10, 2015	2,047,178
	Mylan, Inc.
1,377	Term Loan, 3.56%, Maturing October 2, 2014	1,376,973
	National Mentor Holdings, Inc.
106	Term Loan, 2.15%, Maturing June 29, 2013	97,343
1,623	Term Loan, 2.29%, Maturing June 29, 2013	1,495,010
	National Renal Institutes, Inc.
199	Term Loan, 9.00%, Maturing March 31, 2013	199,758
	Physiotherapy Associates, Inc.
460	Term Loan, 7.50%, Maturing June 27, 2013	375,143
	Prime Healthcare Services, Inc.
473	Term Loan, 7.25%, Maturing April 22, 2015	465,474
	ReAble Therapeutics Finance, LLC
1,840	Term Loan, 2.26%, Maturing November 16, 2013	1,801,291
	Select Medical Holdings Corp.
523	Term Loan, 4.09%, Maturing August 22, 2014	509,507
	Sunrise Medical Holdings Inc.
418	Term Loan, 8.25%, Maturing May 13, 2014	387,062
	VWR Funding, Inc.
1,273	Term Loan, 2.76%, Maturing June 30, 2014	1,206,524

		$34,132,238

Principal
Amount
(000’s omitted)	Borrower/Tranche Description	Value
Home Furnishings — 0.4%
	Hunter Fan Co.
$258	Term Loan, 2.76%, Maturing April 16, 2014	$223,860
	National Bedding Co., LLC
1,291	Term Loan - Second Lien, 5.38%, Maturing February 28, 2014	1,198,909
	Oreck Corp.
93	Term Loan - Second Lien, 3.79%, Maturing March 19, 2016(5)	74,376

		$1,497,145

Industrial Equipment — 2.4%
	Brand Energy and Infrastructure Services, Inc.
$507	Term Loan, 3.58%, Maturing February 7, 2014	$478,453
	CEVA Group PLC U.S.
726	Term Loan, 3.26%, Maturing November 4, 2013	652,396
	Gleason Corp.
512	Term Loan, 2.13%, Maturing June 30, 2013	463,205
	Itron, Inc.
164	Term Loan, 3.76%, Maturing April 18, 2014	164,440
	Jason, Inc.
118	Term Loan, 8.25%, Maturing September 21, 2014	108,903
46	Term Loan, 8.25%, Maturing September 21, 2014	42,539
	John Maneely Co.
2,534	Term Loan, 3.78%, Maturing December 9, 2013	2,474,134
	Kinetek Acquisition Corp.
46	Term Loan, 3.29%, Maturing November 11, 2013	39,453
450	Term Loan, 4.24%, Maturing November 11, 2013	387,664
	LN Acquisitions Corp.
123	Term Loan, 3.51%, Maturing July 11, 2014	117,924
318	Term Loan, 3.51%, Maturing July 11, 2014	306,017
	Pinafore, LLC
900	Term Loan, Maturing September 21, 2016(3)	909,278
	Polypore, Inc.
2,069	Term Loan, 2.26%, Maturing July 3, 2014	2,008,435

		$8,152,841

Insurance — 2.2%
	Conseco, Inc.
$1,000	Term Loan, 7.50%, Maturing October 10, 2013	$984,000
	Crawford & Company
825	Term Loan, 5.25%, Maturing October 30, 2013	808,383
	Crump Group, Inc.
464	Term Loan, 3.26%, Maturing August 1, 2014	435,466
	HUB International Holdings, Inc.
639	Term Loan, 2.79%, Maturing June 13, 2014	605,450
1,450	Term Loan, 2.79%, Maturing June 13, 2014	1,374,164
866	Term Loan, 6.75%, Maturing June 13, 2014	859,753
	U.S.I. Holdings Corp.
1,442	Term Loan, 3.01%, Maturing May 5, 2014	1,338,837
990	Term Loan, 7.00%, Maturing May 5, 2014	970,200

		$7,376,253

Leisure Goods/Activities/Movies — 5.4%
	AMC Entertainment, Inc.
$2,040	Term Loan, 1.76%, Maturing January 28, 2013	$1,995,956
	AMF Bowling Worldwide, Inc.
460	Term Loan, 2.76%, Maturing June 8, 2013	402,056
	Butterfly Wendel US, Inc.
423	Term Loan, 3.91%, Maturing June 23, 2014	370,771
577	Term Loan, 4.16%, Maturing June 22, 2015	505,896

Principal
Amount
(000’s omitted)	Borrower/Tranche Description	Value
	Carmike Cinemas, Inc.
$2,038	Term Loan, 5.50%, Maturing January 27, 2016	$2,041,901
	Cinemark, Inc.
2,929	Term Loan, 3.55%, Maturing April 29, 2016	2,925,564
	Fender Musical Instruments Corp.
614	Term Loan, 2.55%, Maturing June 9, 2014	527,699
	Regal Cinemas Corp.
3,002	Term Loan, 3.79%, Maturing November 21, 2016	2,979,741
	Revolution Studios Distribution Co., LLC
540	Term Loan, 4.01%, Maturing December 21, 2014	416,135
	Six Flags Theme Parks, Inc.
2,467	Term Loan, 6.00%, Maturing June 30, 2016	2,482,307
	Universal City Development Partners, Ltd.
1,926	Term Loan, 5.50%, Maturing November 6, 2014	1,936,361
	Zuffa, LLC
1,727	Term Loan, 2.31%, Maturing June 22, 2015	1,640,112

		$18,224,499

Lodging and Casinos — 2.4%
	Ameristar Casinos, Inc.
$716	Term Loan, 3.51%, Maturing November 10, 2012	$714,525
	Gateway Casinos & Entertainment
303	Term Loan, 10.50%, Maturing September 16, 2014	304,345
	Harrah’s Operating Co.
1,417	Term Loan, 3.50%, Maturing January 28, 2015	1,223,811
	Herbst Gaming, Inc.
70	Term Loan, 0.00%, Maturing January 2, 2014(6)	38,719
1,681	Term Loan, 0.00%, Maturing January 2, 2014(6)	935,215
	Isle of Capri Casinos, Inc.
481	Term Loan, 5.00%, Maturing November 25, 2013	461,971
576	Term Loan, 5.00%, Maturing November 25, 2013	553,029
1,440	Term Loan, 5.00%, Maturing November 25, 2013	1,382,571
	Las Vegas Sands, LLC
1,297	Term Loan, 3.03%, Maturing November 23, 2016	1,181,702
	Tropicana Entertainment, Inc.
372	Term Loan, 15.00%, Maturing December 29, 2012	412,502
	VML US Finance, LLC
69	Term Loan, 4.78%, Maturing May 25, 2012	68,273
138	Term Loan, 4.78%, Maturing May 27, 2013	136,545
744	Term Loan, 4.78%, Maturing May 27, 2013	733,835

		$8,147,043

Nonferrous Metals/Minerals — 1.1%
	Noranda Aluminum Acquisition
$792	Term Loan, 2.05%, Maturing May 18, 2014	$748,557
	Oxbow Carbon and Mineral Holdings
2,029	Term Loan, 2.29%, Maturing May 8, 2014	1,946,610
	Tube City IMS Corp.
861	Term Loan, 2.51%, Maturing January 25, 2014	798,993
108	Term Loan, 2.78%, Maturing January 25, 2014	100,360

		$3,594,520

Oil and Gas — 2.2%
	Big West Oil, LLC
$767	Term Loan, 12.00%, Maturing July 23, 2015	$779,511
	CGGVeritas Services, Inc.
923	Term Loan, 5.50%, Maturing January 12, 2016	924,230
	CITGO Petroleum Corp.
272	Term Loan, 8.00%, Maturing June 24, 2015	273,052
1,247	Term Loan, 9.00%, Maturing June 15, 2017	1,270,081

Principal
Amount
(000’s omitted)	Borrower/Tranche Description	Value
	Dynegy Holdings, Inc.
$155	Term Loan, 4.01%, Maturing April 2, 2013	$153,597
2,553	Term Loan, 4.01%, Maturing April 2, 2013	2,528,748
	Enterprise GP Holdings, L.P.
784	Term Loan, 2.78%, Maturing November 10, 2014	780,080
	Hercules Offshore, Inc.
3	Term Loan, 6.00%, Maturing July 11, 2013	2,612
	Precision Drilling Corp.
851	Term Loan, 4.26%, Maturing December 23, 2013	842,325

		$7,554,236

Publishing — 4.5%
	American Media Operations, Inc.
$385	Term Loan, 8.85%, Maturing January 30, 2013(2)	$378,820
	Black Press US Partnership
315	Term Loan, 2.30%, Maturing August 2, 2013	274,892
519	Term Loan, 2.30%, Maturing August 2, 2013	452,763
	GateHouse Media Operating, Inc.
867	Term Loan, 2.26%, Maturing August 28, 2014	330,411
2,227	Term Loan, 2.26%, Maturing August 28, 2014	848,978
998	Term Loan, 2.51%, Maturing August 28, 2014	380,448
	Getty Images, Inc.
2,546	Term Loan, 6.25%, Maturing July 2, 2015	2,565,588
	MediaNews Group, Inc.
614	Term Loan, 8.50%, Maturing March 19, 2014	579,884
	Nelson Education, Ltd.
340	Term Loan, 2.79%, Maturing July 5, 2014	298,760
	Newspaper Holdings, Inc.
309	Term Loan, 2.00%, Maturing July 24, 2014	185,120
	Nielsen Finance, LLC
2,546	Term Loan, 2.26%, Maturing August 9, 2013	2,459,716
2,453	Term Loan, 4.01%, Maturing May 2, 2016	2,394,918
	Philadelphia Newspapers, LLC
472	Term Loan, 0.00%, Maturing June 29, 2013(6)	129,814
	SGS International, Inc.
191	Term Loan, 2.76%, Maturing December 30, 2011	187,337
2,465	Term Loan, 2.76%, Maturing December 30, 2011	2,415,354
	Source Interlink Companies, Inc.
453	Term Loan, 10.75%, Maturing June 18, 2013	432,997
277	Term Loan, 15.00%, Maturing March 18, 2014(2)	174,711
	Source Media, Inc.
600	Term Loan, 7.00%, Maturing November 8, 2011	574,436
	Star Tribune Co. (The)
167	Term Loan, 8.00%, Maturing September 28, 2014(5)	136,336
112	Term Loan, 8.00%, Maturing September 29, 2014(5)	79,515

		$15,280,798

Radio and Television — 1.2%
	LBI Media, Inc.
$239	Term Loan, 1.76%, Maturing March 31, 2012	$222,784
	Local TV Finance, LLC
968	Term Loan, 2.29%, Maturing May 7, 2013	888,085
	NEP II, Inc.
771	Term Loan, 2.30%, Maturing February 16, 2014	736,736
	Univision Communications, Inc.
2,386	Term Loan, 2.51%, Maturing September 29, 2014	2,096,445

		$3,944,050

Principal
Amount
(000’s omitted)	Borrower/Tranche Description	Value
Rail Industries — 0.5%
	Kansas City Southern Railway Co.
$1,862	Term Loan, 2.14%, Maturing April 26, 2013	$1,817,818

		$1,817,818

Retailers (Except Food and Drug) — 2.5%
	Amscan Holdings, Inc.
$599	Term Loan, 2.54%, Maturing May 25, 2013	$572,644
	Dollar General Corp.
1,000	Term Loan, 3.01%, Maturing July 7, 2014	975,417
	Neiman Marcus Group, Inc.
1,925	Term Loan, 2.29%, Maturing April 5, 2013	1,868,957
	Orbitz Worldwide, Inc.
798	Term Loan, 3.32%, Maturing July 25, 2014	762,275
	Pilot Travel Centers, LLC
1,682	Term Loan, 5.25%, Maturing June 30, 2016	1,701,213
	Rent-A-Center, Inc.
73	Term Loan, 2.02%, Maturing June 30, 2012	72,960
	Visant Corp.
450	Term Loan, 7.00%, Maturing September 22, 2016	453,060
	Yankee Candle Company, Inc. (The)
2,088	Term Loan, 2.26%, Maturing February 6, 2014	2,006,690

		$8,413,216

Steel — 0.4%
	Niagara Corp.
$1,371	Term Loan, 10.50%, Maturing June 29, 2014(2)(5)	$1,302,731

		$1,302,731

Telecommunications — 3.4%
	Alaska Communications Systems Holdings, Inc.
$332	Term Loan, 2.04%, Maturing February 1, 2012	$325,684
	Asurion Corp.
2,009	Term Loan, 3.28%, Maturing July 3, 2014	1,923,240
	Cellular South, Inc.
370	Term Loan, 2.06%, Maturing May 29, 2014	360,129
	CommScope, Inc.
1,989	Term Loan, 2.79%, Maturing December 26, 2014	1,972,704
	Intelsat Corp.
234	Term Loan, 3.03%, Maturing January 3, 2014	225,432
234	Term Loan, 3.03%, Maturing January 3, 2014	225,432
234	Term Loan, 3.03%, Maturing January 3, 2014	225,560
1,074	Term Loan, 3.03%, Maturing January 3, 2014	1,036,433
1,074	Term Loan, 3.03%, Maturing January 3, 2014	1,036,433
1,075	Term Loan, 3.03%, Maturing January 3, 2014	1,037,757
	Telesat Canada, Inc.
143	Term Loan, 3.26%, Maturing October 31, 2014	139,780
1,667	Term Loan, 3.26%, Maturing October 31, 2014	1,627,333
	TowerCo Finance, LLC
670	Term Loan, 6.00%, Maturing November 24, 2014	675,520
	Windstream Corp.
796	Term Loan, 3.21%, Maturing December 17, 2015	796,343

		$11,607,780

Utilities — 3.1%
	AEI Finance Holding, LLC
$106	Revolving Loan, 3.53%, Maturing March 30, 2012	$100,049
872	Term Loan, 3.29%, Maturing March 30, 2014	820,310

Principal
Amount
(000’s omitted)	Borrower/Tranche Description	Value
	Astoria Generating Co.
$569	Term Loan, 2.04%, Maturing February 23, 2013	$560,473
	BRSP, LLC
972	Term Loan, 7.50%, Maturing June 4, 2014	976,619
	Calpine Corp.
1,726	Term Loan, 3.17%, Maturing March 29, 2014	1,689,679
	Covanta Energy Corp.
419	Term Loan, 2.00%, Maturing February 10, 2014	402,285
214	Term Loan, 3.53%, Maturing February 10, 2014	205,379
	New Development Holdings, Inc.
998	Term Loan, 7.00%, Maturing July 3, 2017	1,015,735
	NRG Energy, Inc.
86	Term Loan, 1.78%, Maturing February 1, 2013	83,498
1	Term Loan, 1.79%, Maturing February 1, 2013	934
322	Term Loan, 3.54%, Maturing August 31, 2015	322,188
2,501	Term Loan, 3.54%, Maturing August 31, 2015	2,501,811
	TXU Texas Competitive Electric Holdings Co., LLC
2,206	Term Loan, 3.92%, Maturing October 10, 2014	1,716,672

		$10,395,632

Total Senior Floating-Rate Interests (identified cost $309,539,497)		$315,919,413

Corporate Bonds & Notes — 0.4%

Principal
Amount
(000’s omitted)	Security	Value
Containers and Glass Products — 0.2%
	Berry Plastics Corp., Sr. Notes, Variable Rate
$1,000	5.276%, 2/15/15	$947,500

		$947,500

Electronics/Electrical — 0.1%
	NXP BV/NXP Funding, LLC, Variable Rate
$300	3.276%, 10/15/13	$284,625

		$284,625

Telecommunications — 0.1%
	Qwest Corp., Sr. Notes, Variable Rate
$300	3.542%, 6/15/13	$315,000

		$315,000

Total Corporate Bonds & Notes (identified cost $1,560,964)		$1,547,125

Common Stocks — 1.2%

Shares	Security	Value
Automotive — 0.2%
15,250	Dayco Products, LLC(7)(8)	$583,313

		$583,313

Diversified Manufacturing — 0.1%
296,515	MEGA Brands, Inc.(7)	$139,362

		$139,362

Shares	Security	Value
Food Service — 0.0%(9)
20,871	Buffets, Inc.(7)	$86,093

		$86,093

Home Furnishings — 0.0%(9)
1,658	Oreck Corp.(5)(7)(8)	$112,893

		$112,893

Lodging and Casinos — 0.3%
71,982	Tropicana Entertainment, Inc.(7)(8)	$1,007,748

		$1,007,748

Publishing — 0.6%
399	Ion Media Networks, Inc.(5)(7)(8)	$115,303
45,600	MediaNews Group, Inc.(7)(8)	820,802
41,667	Reader’s Digest Association, Inc. (The)(7)(8)	812,507
1,145	Source Interlink Companies, Inc.(5)(7)(8)	6,973
4,060	Star Tribune Media Holdings Co.(5)(7)	3,613
14,751	SuperMedia, Inc.(7)	155,918

		$1,915,116

Steel — 0.0%(9)
22,939	KNIA Holdings, Inc.(5)(7)(8)	$108,273

		$108,273

Total Common Stocks (identified cost $3,910,063)		$3,952,798

Short-Term Investments — 4.9%

Time Deposits — 4.9%

Principal Amount
(000’s omitted)	Description	Value
$4,000	BNP Paribas Finance, Inc., 0.15%, 10/1/10	$4,000,000
4,379	Royal Bank of Canada, 0.15%, 10/1/10	4,379,000
4,000	Societe Generale North America, 0.15%, 10/1/10	4,000,000
4,132	State Street Bank and Trust Euro Time Deposit, 0.01%, 10/1/10	4,132,130

Total Time Deposits (identified cost $16,511,130)		$16,511,130

Total Short-Term Investments (identified cost $16,511,130)		$16,511,130

Total Investments — 99.7% (identified cost $331,521,654)		$337,930,466

Other Assets, Less Liabilities — 0.3%		$1,112,272

Net Assets — 100.0%		$339,042,738

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(3)	This Senior Loan will settle after September 30, 2010, at which time the interest rate will be determined.

(4)	Defaulted matured security.

(5)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(6)	Currently the issuer is in default with respect to interest payments.

(7)	Non-income producing security.

(8)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(9)	Amount is less than 0.05%.

The Fund did not have any open financial instruments at September 30, 2010.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$332,745,474

Gross unrealized appreciation	$12,642,584
Gross unrealized depreciation	(7,457,592)

Net unrealized appreciation	$5,184,992

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Senior Floating-Rate Interests	$—	$314,326,455	$1,592,958	$315,919,413
Corporate Bonds & Notes	—	1,547,125	—	1,547,125
Common Stocks	295,280	3,310,463	347,055	3,952,798
Short-Term Investments	—	16,511,130	—	16,511,130

Total Investments	$295,280	$335,695,173	$1,940,013	$337,930,466

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in
	Senior
	Floating-Rate	Investments in
	Interests	Common Stocks	Total
Balance as of December 31, 2009	$437,133	$8,244	$445,377
Realized gains (losses)	(292,630)	—	(292,630)
Change in net unrealized appreciation (depreciation)	591,732	69,576	661,308
Net purchases (sales)	(140,238)	269,235	128,997
Accrued discount (premium)	(298,135)	—	(298,135)
Net transfers to (from) Level 3	1,295,096	—	1,295,096

Balance as of September 30, 2010	$1,592,958	$347,055	$1,940,013

Change in net unrealized appreciation (depreciation) on investments still held as of September 30, 2010	$299,301	$69,576	$368,877

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance VT Large-Cap Value Fund	as of September 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 1,521.7%

Security	Shares	Value
Aerospace & Defense — 53.0%
Boeing Co. (The)	4,312	$286,920
General Dynamics Corp.	9,401	590,477
United Technologies Corp.	9,990	711,588

		$1,588,985

Beverages — 17.4%
PepsiCo, Inc.	7,867	$522,683

		$522,683

Biotechnology — 22.4%
Amgen, Inc.(1)	12,168	$670,578

		$670,578

Capital Markets — 37.9%
Goldman Sachs Group, Inc. (The)	6,020	$870,372
Northern Trust Corp.	5,508	265,706

		$1,136,078

Chemicals — 11.4%
Air Products and Chemicals, Inc.	4,131	$342,129

		$342,129

Commercial Banks — 119.1%
Fifth Third Bancorp	34,154	$410,873
KeyCorp	51,126	406,963
PNC Financial Services Group, Inc.	17,846	926,386
U.S. Bancorp	29,847	645,292
Wells Fargo & Co.	46,817	1,176,511

		$3,566,025

Commercial Services & Supplies — 15.3%
Waste Management, Inc.	12,860	$459,616

		$459,616

Communications Equipment — 15.6%
Cisco Systems, Inc.(1)	9,988	$218,737
Telefonaktiebolaget LM Ericsson ADR	22,597	247,889

		$466,626

Computers & Peripherals — 44.5%
Hewlett-Packard Co.	15,725	$661,551
International Business Machines Corp.	5,004	671,236

		$1,332,787

Consumer Finance — 21.0%
American Express Co.	14,932	$627,592

		$627,592

Diversified Financial Services — 72.4%
Bank of America Corp.	78,555	$1,029,856
JPMorgan Chase & Co.	29,915	1,138,864

		$2,168,720

Diversified Telecommunication Services — 36.3%
AT&T, Inc.	19,388	$554,497
Verizon Communications, Inc.	16,360	533,172

		$1,087,669

1

Security	Shares	Value
Electric Utilities — 24.1%
American Electric Power Co., Inc.	19,944	$722,571

		$722,571

Food & Staples Retailing — 53.3%
CVS Caremark Corp.	16,442	$517,430
Wal-Mart Stores, Inc.	20,153	1,078,588

		$1,596,018

Food Products — 60.9%
Kellogg Co.	8,561	$432,416
Kraft Foods, Inc., Class A	12,758	393,712
Nestle SA	18,734	998,661

		$1,824,789

Health Care Equipment & Supplies — 15.4%
Covidien PLC	11,474	$461,140

		$461,140

Health Care Providers & Services — 11.7%
UnitedHealth Group, Inc.	10,020	$351,802

		$351,802

Hotels, Restaurants & Leisure — 49.5%
Carnival Corp.	8,950	$341,980
McDonald’s Corp.	15,291	1,139,332

		$1,481,312

Household Products — 18.6%
Kimberly-Clark Corp.	8,568	$557,348

		$557,348

Industrial Conglomerates — 37.0%
General Electric Co.	48,908	$794,755
Tyco International, Ltd.	8,532	313,380

		$1,108,135

Insurance — 79.5%
Lincoln National Corp.	15,682	$375,114
MetLife, Inc.	21,534	827,982
Prudential Financial, Inc.	17,100	926,478
Travelers Companies, Inc. (The)	4,819	251,070

		$2,380,644

IT Services — 24.2%
Accenture PLC, Class A	6,196	$263,268
MasterCard, Inc., Class A	2,065	462,560

		$725,828

Life Sciences Tools & Services — 9.3%
Thermo Fisher Scientific, Inc.(1)	5,820	$278,662

		$278,662

Machinery — 22.0%
Caterpillar, Inc.	4,314	$339,425
PACCAR, Inc.	6,637	319,572

		$658,997

Media — 21.4%
Time Warner Cable, Inc.	5,935	$320,431
Walt Disney Co. (The)	9,639	319,147

		$639,578

2

Security	Shares	Value
Metals & Mining — 52.5%
BHP Billiton, Ltd. ADR	8,090	$617,429
Freeport-McMoRan Copper & Gold, Inc.	7,150	610,539
United States Steel Corp.	7,836	343,530

		$1,571,498

Multi-Utilities — 54.7%
PG&E Corp.	11,419	$518,651
Public Service Enterprise Group, Inc.	16,387	542,082
Sempra Energy	10,719	576,682

		$1,637,415

Multiline Retail — 16.6%
Target Corp.	9,295	$496,725

		$496,725

Oil, Gas & Consumable Fuels — 192.4%
Apache Corp.	10,565	$1,032,834
ConocoPhillips	20,079	1,153,137
Exxon Mobil Corp.	14,019	866,234
Hess Corp.	14,332	847,308
Occidental Petroleum Corp.	13,550	1,060,965
Peabody Energy Corp.	16,366	802,098

		$5,762,576

Pharmaceuticals — 143.7%
Abbott Laboratories	17,349	$906,312
Johnson & Johnson	19,385	1,201,095
Merck & Co., Inc.	28,041	1,032,189
Pfizer, Inc.	67,771	1,163,628

		$4,303,224

Real Estate Investment Trusts (REITs) — 44.9%
AvalonBay Communities, Inc.	5,735	$596,038
Boston Properties, Inc.	3,580	297,570
Vornado Realty Trust	5,277	451,342

		$1,344,950

Road & Rail — 25.3%
Union Pacific Corp.	9,267	$758,041

		$758,041

Semiconductors & Semiconductor Equipment — 9.2%
Intel Corp.	14,287	$274,739

		$274,739

Software — 26.0%
Microsoft Corp.	20,455	$500,943
Oracle Corp.	10,301	276,582

		$777,525

Specialty Retail — 43.7%
Best Buy Co., Inc.	10,176	$415,486
Staples, Inc.	15,812	330,787
TJX Companies, Inc. (The)	12,639	564,079

		$1,310,352

3

Security	Shares	Value
Wireless Telecommunication Services — 19.5%
Rogers Communications, Inc., Class B	15,614	$584,432

		$584,432

Total Common Stocks (identified cost $40,418,817)		$45,577,789

Total Investments — 1,521.7% (identified cost $40,418,817)		$45,577,789

Other Assets, Less Liabilities — (1,421.7)%		$(42,582,676)

Net Assets — 100.0%		$2,995,113

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)		Non-income producing security.

On September 30, 2010, one of the Fund’s separate account shareholders redeemed its interest in the Fund approximating $43,500,000. The redemption was paid in cash from proceeds from the sale of the Fund’s securities subsequent to quarter end.

4

The Fund did not have any open financial instruments at September 30, 2010.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$40,952,302

Gross unrealized appreciation	$4,870,657
Gross unrealized depreciation	(245,170)

Net unrealized appreciation	$4,625,487

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other		Significant
	Identical Assets	Observable Inputs		Unobservable Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Consumer Discretionary	$3,927,967	$—		$—	$3,927,967
Consumer Staples	3,502,177	998,661		—	4,500,838
Energy	5,762,576	—		—	5,762,576
Financials	11,224,009	—		—	11,224,009
Health Care	6,065,406	—		—	6,065,406
Industrials	4,573,774	—		—	4,573,774
Information Technology	3,577,505	—		—	3,577,505
Materials	1,913,627	—		—	1,913,627
Telecommunication Services	1,672,101	—		—	1,672,101
Utilities	2,359,986	—		—	2,359,986

Total Common Stocks	$44,579,128	$998,661	*	$—	$45,577,789

Total Investments	$44,579,128	$998,661		$—	$45,577,789

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of December 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Variable Trust
By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President
Date: November 24, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President
Date: November 24, 2010

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer
Date: November 24, 2010